Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2018
Disclosure Of Changes In Accounting Estimates [Line Items]
Domestic non-consumer sales payment period	60 days
International sales fixed consideration payment period	30 days
International sales variable consideration payment period	120 days
Description of expected credit losses	Critical to the determination of ECLs is the definition of default and the definition of a significant increase in credit risk. The definition of default is used in measuring the amount of ECLs and in the determination of whether the loss allowance is based on a 12-month or lifetime ECLs. The Company considers the following as constituting an event of default: the borrower is past due more than 90 days on any material credit obligation, or the borrower is unlikely to pay its credit obligations to the Company in full. The Company monitors all financial assets that are subject to the impairment requirements to assess whether there has been a significant increase in credit risk since initial recognition. If there has been a significant increase in credit risk, the Company will measure the loss allowance based on lifetime rather than 12-month ECLs. In assessing whether the credit risk on a financial asset has increased significantly since initial recognition, the Company compares the risk of a default occurring on the financial asset at the reporting date based on the remaining maturity of the instrument with the risk of a default occurring that was anticipated for the remaining maturity at the current reporting date when the financial asset was first recognized.
Expected Credit Loss [member]
Disclosure Of Changes In Accounting Estimates [Line Items]
Measuring loss allowance period	12 months
Bottom of Range [member]
Disclosure Of Changes In Accounting Estimates [Line Items]
Voting rights held in associate	20.00%
Bottom of Range [member] | Material Credit Obligation [member]
Disclosure Of Changes In Accounting Estimates [Line Items]
Borrower past due period	90 days
Top of Range [member]
Disclosure Of Changes In Accounting Estimates [Line Items]
Voting rights held in associate	50.00%